TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
TRADE AND OTHER PAYABLES	TRADE AND OTHER PAYABLES

	As of December 31,
	2024	2023
	US$’000	US$’000
Trade payables	46,560	40,977
Other payables	10,660	10,766
	57,220	51,743
Other payables included refund liabilities arising from contracts with customers, which amounted to $9,387 and $9,395 as of December 31, 2024 and 2023, respectively.